UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

  COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 4

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2024

Date of reporting period:	2/29/2024

Item 1 – Reports to Stockholders –

PGIM MUNI HIGH INCOME FUND

SEMIANNUAL REPORT

FEBRUARY 29, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 29, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2024 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2 Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:
We hope you find the semiannual report for the PGIM Muni High Income Fund informative and useful. The report covers performance for the six-month period ended February 29, 2024.
Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across abroad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President and Principal Executive Officer

PGIM Muni High Income Fund

April 15, 2024

PGIM Muni High Income Fund 3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 2/29/24 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 2/29/24 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	5.51	4.31	1.30	3.08	—

Class C	5.08	5.97	1.19	2.64	—

Class Z	5.64	8.08	2.20	3.66	—

Class R6	5.68	8.17	2.28	N/A	2.56 (6/27/2017)

Bloomberg Municipal Bond Index

	4.33	5.42	1.91	2.68	—

Bloomberg Municipal High Yield Bond Index

	5.83	8.30	3.31	4.48	—

Bloomberg Municipal Bond Index (50%) / Bloomberg Municipal High Yield Bond Index (50%)

	5.08	6.86	2.64	3.59	—

Average Annual Total Returns as of 2/29/24 Since Inception (%)

					Class R6 (6/27/2017)

Bloomberg Municipal Bond Index					2.10

Bloomberg Municipal High Yield Bond Index					3.89

Bloomberg Municipal Bond Index (50%) / Bloomberg Municipal High Yield Bond Index (50%)					3.01

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

4 Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

Bloomberg Municipal Bond Index—The Bloomberg Municipal Bond Index is an unmanaged index of long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

Bloomberg Municipal High Yield Bond Index—The Bloomberg Municipal High Yield Bond Index is an unmanaged index of non-rated or Ba1 or below-rated municipal bonds. It gives a broad look at how non-investment-grade municipal bonds have performed.

Bloomberg Municipal Bond Index (50%) / Bloomberg Municipal High Yield Bond Index (50%)—This is a custom blend of the Bloomberg Municipal Bond Index (50%) and the Bloomberg Municipal High Yield Bond Index (50%).

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Muni High Income Fund 5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/29/24 (%)

AAA	2.5

AA	15.1

A	21.2

BBB	22.0

BB	8.2

B	0.4

Not Rated	30.7

Cash/Cash Equivalents	-0.1

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/29/24

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	Taxable Equivalent 30-Day Subsidized Yield*** at Federal Tax Rates of		SEC 30-Day Unsubsidized Yield** (%)	Taxable Equivalent 30-Day Unsubsidized Yield*** at Federal Tax Rates of
			37.0 (%)	40.8 (%)		37.0 (%)	40.8 (%)

Class A	0.17	3.66	5.81	6.18	3.63	5.76	6.13

Class C	0.13	2.97	4.71	5.02	2.94	4.67	4.97

Class Z	0.18	4.02	6.38	6.79	3.99	6.33	6.74

Class R6	0.19	4.11	6.52	6.94	4.03	6.40	6.81

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

***Some investors may be subject to the federal alternative minimum tax (AMT) and/or state and local taxes. Taxable equivalent yields reflect federal taxes only. The taxable equivalent yield is the yield an investor would have to earn on a taxable investment in order to equal the yield provided by a tax-exempt municipal bond. The taxable equivalent yields presented in the table use the highest marginal federal individual income tax rate (37.0%) and the highest marginal federal individual income tax rate plus the 3.8% net investment income tax (40.8%).

6 Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 29, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 =8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Muni High Income Fund 7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Muni High Income Fund		Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,055.10	0.81%	$4.14

	Hypothetical	$1,000.00	$1,020.84	0.81%	$4.07

Class C	Actual	$1,000.00	$1,050.80	1.63%	$8.31

	Hypothetical	$1,000.00	$1,016.76	1.63%	$8.17

Class Z	Actual	$1,000.00	$1,056.40	0.58%	$2.97

	Hypothetical	$1,000.00	$1,021.98	0.58%	$2.92

Class R6	Actual	$1,000.00	$1,056.80	0.49%	$2.51

	Hypothetical	$1,000.00	$1,022.43	0.49%	$2.46

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended February 29, 2024, and divided by the 366 days in the Fund’s fiscal year ending August 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8 Visit our website at pgim.com/investments

PGIM Muni High Income Fund

Schedule of Investments  (unaudited)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 99.0%

MUNICIPAL BONDS 95.8%

Alabama 2.0%

Black Belt Energy Gas Dist. Rev.,
Gas Proj. No. 7, Series C-1 (Mandatory put date 12/01/26)	4.000%(cc)	10/01/52	3,000	$3,005,461
Gas Proj. No. 8, Series A (Mandatory put date 12/01/29)	4.000(cc)	12/01/52	3,185	3,137,540
Gas Proj., Series E (Mandatory put date 06/01/28)	5.000(cc)	05/01/53	4,000	4,168,417
Series D1, Rfdg. (Mandatory put date 06/01/27)	4.000(cc)	07/01/52	1,000	1,013,128
Jefferson Cnty. Swr. Rev.,
Warrants Rfdg.	5.500	10/01/53	2,250	2,438,762
Southeast Alabama Gas Sply. Dist. Rev.,
Proj. No. 2, Series B, Rfdg. (Mandatory put date 05/01/32)	5.000(cc)	06/01/49	1,250	1,329,015

				15,092,323

Alaska 0.8%

Alaska Indl. Dev. & Export Auth. Rev., Tanana Chiefs Conference Proj., Series A	4.000	10/01/49	4,320	3,981,945
North. Tob. Secur. Corp. Rev.,
Sr. Series A, Class 1, Rfdg.	4.000	06/01/50	2,000	1,784,548
Sr. Series B-2, Class 2, Rfdg., CABS	5.138(t)	06/01/66	1,000	117,219

				5,883,712

Arizona 3.2%

Arizona Indl. Dev. Auth. Rev.,
Basis Schs. Proj., Series A, Rfdg., 144A	5.375	07/01/50	1,000	954,774
Cadence Campus Proj., Series A, 144A	4.000	07/15/50	1,600	1,218,193
Pinecrest Academy of North. Proj., Series A, 144A	4.500	07/15/29	2,000	1,877,235
Pinecrest Academy-Horizon Inspirada & St. Rose Campus, Series A, 144A	5.750	07/15/48	1,500	1,500,634
Somerset Academy of LV-Aliante & Skye Canyon Campus Proj., Series A, 144A	4.000	12/15/51	700	520,977
Sustainable Bonds, Equitable Sch. Revolving Fd., Series A	5.250	11/01/53	4,950	5,265,689
Glendale Indl. Dev. Auth. Rev.,
Royal Oaks Inspirata Pointe Proj., Series A	5.000	05/15/56	1,500	1,269,260
Maricopa Cnty. Indl. Dev. Auth. Rev.,
Horizon Cmnty. Learning Ctr., Rfdg.	5.000	07/01/35	2,000	2,004,083
Reid Traditional Schs. Projs.	5.000	07/01/47	1,000	965,798

See Notes to Financial Statements.

PGIM Muni High Income Fund 9

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Arizona (cont’d.)

Phoenix City Indl. Dev. Auth. Rev.,
Basis Schs. Projs., Rfdg., 144A	5.000%	07/01/45	1,000	$932,198
Basis Schs. Projs., Series A, Rfdg., 144A	5.000	07/01/46	1,000	926,218
Grt. Hearts Academies Proj.	5.000	07/01/44	2,250	2,252,072
Salt Verde Finl. Corp. Rev.,
Sr. Gas Rev., Sr. Bond	5.000	12/01/37	2,000	2,194,068
Tempe Indl. Dev. Auth. Rev.,
Friendship Vlg.	5.000	12/01/50	1,045	911,093
Friendship Vlg., Series B	4.000	12/01/56	1,000	706,535

				23,498,827

California 4.4%

California Cnty. Tob. Secur. Agcy. Rev.,
Sr. Series A, Rfdg.	4.000	06/01/49	1,000	973,597
Sub. Series B-2, Rfdg., CABS	5.401(t)	06/01/55	3,000	567,093
California Infrast. & Econ. Dev. Bank Rev.,
Brightline West Passenger Rail Proj., Rmkt.,
Series A-3, AMT (Mandatory put date 08/15/24), 144A	8.000(cc)	01/01/50	2,000	2,051,851
Sr. Bond, WFCS Port. Proj., Series A-1, 144A	5.000	01/01/56	600	467,590
California Muni. Fin. Auth. Rev.,
Catalyst Impact Fund Hsg. Bonds, Class I, 144A	6.000	01/01/39	3,000	3,053,695
Series A, 144A	5.500	06/01/48	750	713,033
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev.,
Green Bond, Calplant I Proj., AMT, 144A^	8.000	07/01/39(d)	2,750	440,000
California Sch. Fin. Auth. Rev.,
Alliance Clg.-Ready Pub. Schs., Series A, 144A	5.000	07/01/45	750	751,591
KIPP LA Proj., Series A, 144A	5.000	07/01/45	650	651,791
California Statewide Cmntys. Dev. Auth. Rev.,
899 Charleston Proj., Series A, Rfdg., 144A	5.250	11/01/44	750	637,212
CHF Irvine LLC, Rfdg.	5.000	05/15/29	1,405	1,443,896
CHF Irvine LLC, Rfdg.	5.000	05/15/40	1,030	1,042,960
Freddie Mac Multifamily Variable Rate Cert. Rev.,
FRETE 2023, Series 2023 ML-18, Class X-CA	1.441	09/25/37	19,819	2,064,004
Sustainability Bond, Series 2022 ML-13, Class X-CA	0.955(cc)	07/25/36	33,332	1,772,144
Golden St. Tob. Secur. Corp., Tob. Settlement Rev.,
Sub. Series B-2, Rfdg., CABS	5.212(t)	06/01/66	2,000	227,433
Irvine Unified Sch. Dist.,
Spl. Tax, Series A	4.000	09/01/44	995	1,021,647

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)

Lincoln Pub. Fing. Auth.,
Tax Alloc., Twelve Bridges, Sub. Series B, Rfdg.	6.000%	09/02/27	528	$529,177
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	3,830	4,194,834
Series A	5.500	11/15/37	685	776,399
Los Angeles California Dept. Arpts. Rev.,
Sub., Pvt. Activity, Series A, Rfdg., AMT	5.000	05/15/46	1,585	1,697,254
M-S-R Energy Auth. Rev.,
Series A	6.500	11/01/39	2,060	2,637,417
Series A	7.000	11/01/34	1,650	2,070,657
North. California Tob. Secur. Auth. Rev.,
Sr. Sacramento Co. Tob. Sec. Corp., Series B-2, Class 2, Rfdg., CABS	4.928(t)	06/01/60	3,500	599,154
Sacramento,
Spl. Tax	4.000	09/01/46	750	680,712
Spl. Tax	4.000	09/01/50	1,000	879,261
Southern California Tob. Secur. Auth. Rev.,
San Diego Co. Tob., Rfdg., CABS	5.140(t)	06/01/54	3,000	575,451

				32,519,853

Colorado 4.4%

Colorado Edl. & Cultural Facs. Auth. Rev.,
Impt. Chrt. Sch., Skyview Academy Proj., Rfdg., 144A	5.375	07/01/44	1,350	1,350,314
Impt. Chrt. Sch., Univ. LA, Rfdg., 144A	5.000	12/15/45	1,000	974,795
Rfdg.	5.000	11/01/44	885	873,322
Colorado Hlth. Facs. Auth. Rev.,
Covenant Living Cmntys., Series A, Rfdg.	4.000	12/01/50	2,000	1,587,137
Covenant Retmnt. Cmntys., Rfdg.	5.000	12/01/35	1,250	1,254,342
Impt. Bond, Chrisitna Living Neighborhoods, Rfdg.	4.000	01/01/42	1,000	816,279
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, Rfdg., AMT	5.000	11/15/47	1,825	1,926,625
Series A, Rfdg., AMT	5.500	11/15/38	1,875	2,139,983
Series A, Rfdg., AMT	5.500	11/15/40	1,270	1,438,547
Series A, Rfdg., AMT	5.500	11/15/42	2,105	2,360,559
Series D, Rfdg., AMT	5.750	11/15/35	2,000	2,362,148
Sub. Series B, Rfdg., AMT	5.500	11/15/43	1,000	1,116,220
Heritage Ridge Met. Dist.,
Sr. Series A, GO, Rfdg., AGM	4.000	12/01/42	350	346,833
Sr. Series A, GO, Rfdg., AGM	4.000	12/01/51	850	798,547

See Notes to Financial Statements.

PGIM Muni High Income Fund 11

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Colorado (cont’d.)

Park Creek Met. Dist. Ltd. Ppty. Tax Alloc. Rev.,
Sr. Ltd. Prop. TA., Rfdg.	5.000%	12/01/45	1,500	$1,516,192
Plaza Co. Met. Dist. No. 1,
Tax Alloc., Rfdg., 144A	5.000	12/01/40	1,000	983,956
Pub. Auth. Energy Nat. Gas Pur. Rev.,
Nat. Gas Util. Imps.	6.500	11/15/38	6,050	7,561,127
Rampart Range Met. Dist. No. 5 Rev.,
Spl. Assmt.	4.000	12/01/51	500	331,633
Southeast Colorado Hosp. Dist. Rev.,
BANS	5.000	02/01/25	2,000	2,005,842
Sterling Ranch Cmnty. Auth. Brd. Rev.,
Series A, Rfdg.	4.250	12/01/50	1,000	857,747

				32,602,148

Connecticut 0.3%

Harbor Point Infrast. Impt. Dist.,
Tax Alloc., Harbor Point Proj., Rfdg., 144A	5.000	04/01/39	2,000	1,961,450

Delaware 0.3%

Delaware St. Econ. Dev. Auth. Rev.,
Aspira of Delaware Chrt. Sch. Inc. Proj., Series A, Rfdg.	4.000	06/01/42	800	604,748
Aspira of Delaware Chrt. Sch. Inc. Proj., Series A, Rfdg.	4.000	06/01/52	1,250	835,289
Newark Chrt. Sch. Inc., Series A, Rfdg.	5.000	09/01/46	500	504,291

				1,944,328

District of Columbia 2.5%

Dist. of Columbia Rev.,
Intl. Oblig. Grp.	5.000	07/01/54	2,150	2,037,609
KIPP DC Iss., Series A, Rfdg.	5.000	07/01/37	1,250	1,293,195
KIPP DC Proj.	4.000	07/01/49	4,610	4,115,016
Rfdg.	5.000	06/01/40	1,500	1,515,747
Rfdg.	5.000	06/01/55	1,500	1,370,961
Rocketship DC Oblig. Grp., Series A, 144A	5.000	06/01/49	2,000	1,834,952
Rocketship DC Oblig. Grp., Series A	5.750	06/01/54	600	600,387

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

District of Columbia (cont’d.)

Metropolitan Washington D.C. Arpts. Auth. Avtn. Sys. Rev.,
Series A, Rfdg., AMT	5.000%	10/01/29	4,000	$4,338,342
Metropolitan Washington D.C. Arpts. Auth. Sys. Rev.,
Dulles Toll Rd., Sub. Series B, Rfdg.	4.000	10/01/49	2,000	1,843,331

				18,949,540

Florida 8.4%
Broward Cnty. Port Facs. Rev.,
Sr. Bond, Series B, AMT	4.000	09/01/49	2,000	1,782,897
Capital Tr. Agcy. Rev.,
Air Cargo, Aero Miami FX LLC, Sr. Lien, Series A, Rfdg.	5.350	07/01/29	1,195	1,196,377
Edl. Growth Fund LLC Chrt. Sch. Port. Proj., Series A-1, 144A	5.000	07/01/56	1,000	870,787
WFCS Port. Proj., Series A-1, 144A	5.000	01/01/56	500	389,256
Wonderful Fndtn. Chrt. Sch. Port., Series A-1, 144A	5.000	01/01/55	3,000	2,347,777
Capital Tr. Auth. Edl. Facs. Auth. Rev.,
KIPP Miami Campus Proj. Series A, 144A	6.000	06/15/54	425	424,982
Cityplace CDD.,
Spl. Assmt., Rfdg.	5.000	05/01/26	770	785,366
Cnty. of Miami-Dade FL Avtn. Rev.,
Series A, AMT, Rfdg.	5.000	10/01/49	1,000	1,026,129
Florida Dev. Fin. Corp. Rev.,
Central Chrt. Sch., Proj., Rfdg., 144A	6.000	08/15/57	2,000	1,886,947
Mater Academy Proj., Series A	5.000	06/15/55	1,000	987,817
Renaissance Chrt. Sch., Rfdg., 144A	5.000	09/15/50	2,000	1,728,260
River City Science Academy Proj., Series A	4.000	07/01/45	565	486,269
River City Science Academy Proj., Series A	4.000	07/01/55	2,565	2,048,779
Florida Higher Edl. Facs. Finl. Auth. Rev.,
Ringling Clg. Proj.	5.000	03/01/42	4,795	4,813,999
Grtr. Orlando Avtn. Auth. Rev.,
Priority Sub. Series A, AMT	5.000	10/01/52	2,000	2,036,782
Spl. Purp., JetBlue Airways Corp. Proj., Rfdg.	5.000	11/15/36	4,700	4,701,953
Indigo CDD,
Spl. Assmt.^	5.750	05/01/36(d)	477	436,640
Jacksonville Rev.,
Brooks Rehabitation Proj., Rfdg.	4.000	11/01/45	1,000	890,204
Julington Creek Plantation CDD,
Spl. Assmt., AGM	4.625	05/01/54	1,550	1,550,352

See Notes to Financial Statements.

PGIM Muni High Income Fund 13

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida (cont’d.)

Lakewood Ranch Stewardship Dist.,
Spl. Assmt., Lakewood Centre North Proj.	4.875%	05/01/45	1,000	$934,102
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	4.625	05/01/27	400	400,788
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	5.375	05/01/47	1,000	989,254
Spl. Assmt., N E Sector Proj., Phase 1B	5.450	05/01/48	1,000	994,176
Spl. Assmt., N E Sector Proj., Phase 2B, Rfdg., 144A	4.000	05/01/50	750	590,596
Spl. Assmt., Stewardship Dist., Azario Proj.	4.000	05/01/50	1,000	760,059
Spl. Assmt., Taylor Ranch Proj.	6.300	05/01/54	1,000	1,047,800
Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	4.250	05/01/26	150	149,556
Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	5.125	05/01/46	1,100	1,053,241
Lee Cnty. Hsg. Fin. Auth. Rev.,
Aria Landings, Series A (Mandatory put date 07/01/26), 144A	5.500(cc)	07/01/28	3,500	3,505,873
Midtown Miami CDD,
Spl. Assmt., Pkg. Garage Proj., Series A, Rfdg.	5.000	05/01/37	1,980	1,966,324
Orange Cnty. Hlth. Facs. Auth. Rev.,
Presbyterian Retmnt. Cmnty. Oblig. Grp. Proj., Series A, Rfdg.	4.000	08/01/47	3,000	2,512,111
Osceola Cnty. Trans. Rev.,
Series A-2, Rfdg., CABS	5.590(t)	10/01/54	1,000	185,189
Palm Beach Cnty. Hlth. Facs. Auth. Rev.,
BRRH Corp. Oblig. Grp., Rfdg. (Pre-refunded date 12/01/24)(ee)	5.000	12/01/31	500	506,874
Pasco Cnty. Rev.,
H. Lee Moffitt Cancer Ctr. Proj., AGM	5.750	09/01/54	1,000	1,132,421
Pompano Beach Rev.,
John Knox Vlg. Proj., Entrance Fee, Series B-2	1.450	01/01/27	2,000	1,829,471
South Miami Hlth. Facs. Auth., Inc. Rev.,
Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	2,105	2,136,398
St. Johns Cnty. Indl. Dev. Auth. Rev.,
Vicar’s Landing Proj., Series A, Rfdg.	4.000	12/15/46	1,500	1,127,051
Vlg. CDD No. 07,
Spl. Assmt., Fla., Rfdg.	4.000	05/01/36	1,675	1,681,207
Vlg. CDD No. 11,
Spl. Assmt., Fla.	4.500	05/01/45	1,240	1,133,407
Vlg. CDD No. 12,
Spl. Assmt., Fla.	4.250	05/01/43	2,635	2,347,315
Vlg. CDD No. 13, 2019 Spl. Assmt., Phase I, Ltd. Offering	3.550	05/01/39	480	399,744
2021 Spl. Assmt., Phase III	2.550	05/01/31	1,300	1,144,828

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida (cont’d.)

Vlg. CDD No. 13, (cont’d.)
Spl. Assmt., Fla.	3.700%	05/01/50	960	$726,978
Spl. Assmt., Fla., 144A	3.500	05/01/51	1,175	845,005
Vlg. CDD No. 14,
Spl. Assmt.	5.500	05/01/53	990	980,803
Vlg. CDD No. 15,
Spl. Assmt., 144A	5.250	05/01/54	1,195	1,169,410

				62,641,554

Georgia 3.0%

Atlanta Urban Residential Fin. Auth. Rev.,
GE Tower Apartments, Series B (Mandatory put date 06/01/25)	5.750(cc)	06/01/27	1,750	1,763,005
Burke Cnty. Dev. Auth. Rev.,
Oglethorpe Pwr. Corp.-Vogtle Proj., Series D, Rfdg.	4.125	11/01/45	2,000	1,810,110
Cobb Cnty. Kennestone Hosp. Auth. Rev.,
Anticip. Certs., Wellstar Hlth. Sys. Inc. Proj., Series A	4.000	04/01/52	4,000	3,718,881
DeKalb Cnty. Hsg. Auth. Rev.,
Kensington Station Proj. Series A	4.000	12/01/33	3,000	2,973,704
Fulton Cnty. Dev. Auth. Rev.,
Piedmont Healthcare Inc. Proj., Multimodal Bond, Series A	4.000	07/01/49	3,000	2,796,751
Main Street Natural Gas, Inc. Rev.,
Series A (Mandatory put date 06/01/30)	5.000(cc)	06/01/53	4,000	4,238,216
Series A (Mandatory put date 09/01/27)	4.000(cc)	07/01/52	2,000	2,007,471
Muni. Elec. Auth. of Georgia Rev.,
Plant Vogtle Units 3 & 4 Proj. J Bond, Series A, AGM	5.000	07/01/48	2,000	2,106,888
Rockdale Cnty. Dev. Auth. Rev.,
Pratt Paper LLC Proj., Rfdg., AMT, 144A	4.000	01/01/38	1,000	954,484

				22,369,510

Illinois 11.0%
Chicago Brd. of Ed.,
Series A, GO	5.000	12/01/41	1,000	1,021,149
Series A, GO, 144A	7.000	12/01/46	1,500	1,638,471
Series A, GO, Rfdg.	4.000	12/01/27	500	498,981
Series A, GO, Rfdg.	5.000	12/01/35	500	515,427
Series A, GO, Rfdg.	7.000	12/01/44	3,390	3,539,525

See Notes to Financial Statements.

PGIM Muni High Income Fund 15

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois (cont’d.)

Chicago Brd. of Ed., (cont’d.)
Series C, GO	5.250%	12/01/35	1,015	$1,021,562
Series D, GO	5.000	12/01/46	2,470	2,508,089
Series G, GO, Rfdg.	5.000	12/01/34	2,155	2,213,484
Series H, GO	5.000	12/01/46	2,390	2,420,961
Chicago Brd. of Ed. Rev.,
Spl. Tax	6.000	04/01/46	1,500	1,564,147
Chicago Midway Int’l. Arpt. Rev.,
Series C, Rfdg., AMT	5.000	01/01/40	1,500	1,626,436
Chicago O’Hare Int’l. Arpt. Rev.,
Gen., Sr. Lien, Series B, Rfdg., AGM	4.000	01/01/53	3,005	2,870,700
Series C, Rfdg., AMT	4.375	01/01/40	2,000	2,001,187
Sr. Lien, Customer Fac., Rfdg., BAM	5.250	01/01/42	1,000	1,092,163
Sr. Lien, Customer Fac., Rfdg., BAM	5.250	01/01/43	1,000	1,087,211
Sr. Lien, Series A, AGM, AMT	5.500	01/01/53	2,000	2,128,710
Trips Oblig. Grp., AMT	5.000	07/01/48	1,000	1,004,419
Chicago Trans. Auth. Rev.,
Series A, Rfdg.	4.000	12/01/50	1,000	902,313
Chicago Wstewtr. Transmn. Rev.,
2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/39	3,355	3,400,534
Chicago Wtrwks. Rev.,
Series A, AGM	5.250	11/01/53	750	816,803
Chicago, IL,
Series A, GO, Rfdg.	5.000	01/01/31	1,500	1,629,666
Series A, GO, Rfdg.	5.500	01/01/49	3,000	3,132,310
Series A, GO, Rfdg.	6.000	01/01/38	2,500	2,609,921
Series C, GO, Rfdg.	5.000	01/01/26	1,000	1,024,503
Series C, GO, Rfdg.	5.000	01/01/38	2,500	2,522,006
Cook Cnty. Cmntys. Clg. Dist.,
Clgs of Chicago, GO, Rfdg., BAM	5.000	12/01/42	2,315	2,517,107
Illinois Edl. Facs. Auth. Rev.,
Field Museum of Natural History, Rmkt.	4.450	11/01/36	1,075	1,109,651
Illinois Fin. Auth. Rev.,
Green Bond, LRS Holdings LLC Proj., Series A, AMT (Mandatory put date 09/03/30), 144A	7.250(cc)	09/01/52	1,500	1,594,622
Impt. Chicago Intl., Rfdg.	5.000	12/01/47	1,000	960,845
Plymouth Place, Inc., Rfdg.	5.000	05/15/51	3,835	2,959,084
Presence Hlth. Netw., Series C, Rfdg. (Pre-refunded date 02/15/27)(ee)	4.000	02/15/41	10	10,346

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois (cont’d.)

Illinois Fin. Auth. Rev., (cont’d.)
Presence Hlth. Netw., Series C, Rfdg. (Pre-refunded date 02/15/27)(ee)	4.000%	02/15/41	265	$274,161
Illinois St.,
GO	4.000	06/01/36	3,000	3,020,915
GO	5.000	04/01/31	2,000	2,002,183
GO	5.000	01/01/32	1,385	1,428,166
GO	5.000	05/01/33	950	952,311
GO	5.000	05/01/36	2,000	2,000,592
GO	5.000	02/01/39	2,215	2,215,112
GO	5.000	05/01/39	2,000	2,005,317
GO	5.500	05/01/30	1,500	1,656,100
Rebuild Illinois Prog., Series B, GO	4.000	11/01/35	2,000	2,041,765
Series A, GO	5.000	12/01/39	2,500	2,593,044
Series B, GO	5.500	05/01/47	1,000	1,118,599
Regl. Trans. Auth. Rev.,
Series A	4.000	06/01/38	4,015	4,029,427
Sales Tax Secur. Corp. Rev.,
Sr. Series D	5.000	01/01/36	550	621,394
Springfield Elec. Rev.,
Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,500	1,501,305

				81,402,724

Indiana 0.7%

Indiana Fin. Auth. Rev.,
First Lien CWA Auth. Proj., Series 2024-A, Rfdg.	5.000	10/01/44	1,600	1,746,675
Indianapolis Loc. Pub. Impvt. Bank Rev.,
Sr. Convention Cntr. Hotel, Series E	6.125	03/01/57	2,000	2,157,491
Valparaiso Rev.,
Pratt Paper LLC Proj., AMT	7.000	01/01/44	1,500	1,501,726

				5,405,892

Iowa 0.1%

Iowa Tob. Settlement Auth. Rev.,
Sr. Series B-1, Class 2, Rfdg.	4.000	06/01/49	810	817,480

See Notes to Financial Statements.

PGIM Muni High Income Fund 17

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Kansas 0.1%

Wyandotte Cnty.-Kansas City Unified Govt. Rev.,
Legends Apts. Garage & West Lawn Proj.	4.500%	06/01/40	710	$668,669

Kentucky 0.3%

Henderson Rev.,
Green Bond, Pratt Paper LLC Proj., Series A, AMT, 144A	4.700	01/01/52	500	482,725
Sustainability Bond, Pratt Paper LLC Proj., Series B, AMT, 144A	4.450	01/01/42	1,000	974,164
Kentucky Pub. Energy Auth. Rev.,
Gas Sply., Series C-1 (Mandatory put date 06/01/25)	4.000(cc)	12/01/49	500	500,664

				1,957,553

Louisiana 0.9%

Jefferson Parish Econ. Dev. & Port Dist. Rev.,
Kenner Discovery Hlth. Sciences Academy Proj., Series A, 144A	5.625	06/15/48	2,000	1,969,870
Louisiana Pub. Facs. Auth. Rev.,
Elementus Minerals LLC Proj. (Mandatory put date 11/01/25), 144A	5.000(cc)	10/01/43	1,500	1,519,803
Waste Proj. USA Inc., AMT (Mandatory put date 10/01/28), 144A	6.750(cc)	10/01/53	1,000	1,015,431
Waste Proj. USA Inc., Series R-2, AMT (Mandatory put date 10/01/28), 144A	6.500(cc)	10/01/53	1,000	1,011,897
Parish of St. James Rev.,
Nustar Logistics LP Proj., Rmkt., Series 2010, 144A	6.350	07/01/40	1,000	1,084,242

				6,601,243

Maryland 0.4%

Frederick Cnty.,
Spl. Oblig. Tax, Sub. Series C, 144A	4.000	07/01/50	1,000	869,524
Howard Cnty.,
Tax Alloc., Annapolis Junction Twn. Ctr. Proj.	6.100	02/15/44	1,420	1,420,352
Maryland Econ. Dev. Corp. Poll. Ctrl. Rev.,
Transn. Facs. Proj., Series A, Rfdg.	5.000	06/01/35	1,000	1,060,474

				3,350,350

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Massachusetts 0.4%

Massachusetts Dev. Fin. Agcy. Rev.,
Sustainable Bond, Boston Med. Ctr., Series G, Rfdg.	5.250%	07/01/52	2,500	$2,677,646

Michigan 0.8%

Detroit,
Series C, GO	6.000	05/01/43	1,000	1,104,879
Michigan Fin. Auth. Rev.,
Local Govt. Loan Prog., Series F1, Rfdg.	4.000	10/01/24	1,200	1,198,364
Sr. Series A, Class 1, Rfdg.	4.000	06/01/49	2,000	1,771,919
Sr. Series B-1, Class 2, Rfdg.	5.000	06/01/49	2,125	2,169,773

				6,244,935

Minnesota 0.3%

Hugo Rev.,
Chrt. Sch., Noble Academy Proj., Series A	5.000	07/01/44	1,250	1,160,938
St. Paul Port Auth. Sol. Wste. Disp. Rev.,
Gerdau St. Paul Steel Mill Proj., Series 7, 144A	4.500	10/01/37	1,000	994,188

				2,155,126

Mississippi 0.6%

Mississippi Bus. Fin. Corp. Rev.,
Sys. Energy Resources, Inc. Proj., Rfdg.	2.375	06/01/44	2,000	1,294,790
Waste Proj. USA Inc., Rmkt., AMT (Mandatory put date 08/02/27), 144A	5.000(cc)	02/01/36	3,000	2,905,396

				4,200,186

Missouri 1.8%

Lees Summit,
Tax Alloc., Impt. Summit Fair Proj., Rfdg., 144A	4.875	11/01/37	2,000	1,832,086
Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
BJC Hlth. Sys., Series A	4.000	01/01/45	2,010	1,955,600
Lutheran Sr. Svcs., Rfdg.	4.000	02/01/42	1,115	907,496
Lutheran Sr. Svcs., Rfdg.	4.000	02/01/48	2,000	1,512,597
Lutheran Sr. Svcs., Rfdg.	5.000	02/01/35	1,770	1,770,140
Lutheran Sr. Svcs., Rfdg.	5.000	02/01/44	4,000	3,835,975

See Notes to Financial Statements.

PGIM Muni High Income Fund 19

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Missouri (cont’d.)

St. Louis Cnty. Indl. Dev. Auth. Rev.,
Friendship Vlg. Sunset Hills, Series A	5.875%	09/01/43	1,000	$1,000,275
St. Andrews Res. Srs. Oblig., Series A, Rfdg.	5.125	12/01/45	1,000	854,425

				13,668,594

Nebraska 0.3%

Central Plns. Energy. Proj. Rev., Proj. No. 4, Series A, Rfdg., (Mandatory put date 11/01/29)	5.000(cc)	05/01/54	2,000	2,115,348

Nevada 0.2%

Sparks Rev.,
Sales Tax, Sr. Series A, Rfdg., 144A	2.750	06/15/28	800	755,649
Tahoe-Douglas Visitors Auth. Rev.,
Hotel Occupancy Tax	5.000	07/01/40	1,000	1,025,687

				1,781,336

New Hampshire 0.5%

New Hampshire Bus. Fin. Auth. Rev.,
Green Bond, Series B, Rfdg., AMT (Mandatory put date 07/02/40), 144A	3.750(cc)	07/01/45	1,000	794,884
Springpoint Sr. Living, Rfdg.	4.000	01/01/51	2,000	1,468,066
Univ. of Nevada Reno Proj., Series A, BAM	5.250	06/01/51	1,225	1,314,144

				3,577,094

New Jersey 4.0%

New Jersey Econ. Dev. Auth. Rev.,
Continental Airlines, Inc. Proj., Spec. Facs.	5.250	09/15/29	5,000	5,002,235
Continental Airlines, Inc., United Airlines, Inc. Proj., Series A, AMT	5.625	11/15/30	2,275	2,289,657
N. Star Academy Chrt. Sch., Newark	5.000	07/15/47	1,075	1,061,681
NJ Transit Trans. Proj.	4.000	11/01/44	1,000	992,490
Port Newark Container, Rfdg., AMT	5.000	10/01/47	2,500	2,521,142
Series SSS, Rfdg.	5.250	06/15/39	675	786,441
Series WW, Rfdg. (Pre-refunded date 06/15/25)(ee)	5.250	06/15/40	65	66,804
Team Academy Chrt. Sch. Proj.	6.000	10/01/43	1,700	1,702,045
Umm Energy Partners, Series A, AMT	5.000	06/15/37	1,500	1,500,622

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Jersey (cont’d.)

New Jersey Econ. Dev. Auth. Rev., (cont’d.)
Umm Energy Partners, Series A, AMT	5.125%	06/15/43	1,100	$1,100,457
United Airlines, Inc. Proj., Rmkt.	5.500	06/01/33	2,000	2,009,331
New Jersey Trans. Tr. Fd. Auth. Rev.,
Trans. Prog., Series BB	5.250	06/15/50	5,000	5,491,975
Trans. Sys., Series AA	5.000	06/15/45	1,200	1,216,649
Trans. Sys., Series AA	5.250	06/15/41	1,000	1,020,914
South Jersey Trans. Auth. Rev.,
Series A, Rfdg.	5.000	11/01/39	750	741,496
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/29	1,770	1,887,486

				29,391,425

New York 8.3%
Build NYC Resource Corp. Rev.,
Pratt Paper, Inc. Proj., Rfdg., AMT, 144A	5.000	01/01/35	1,000	1,004,890
Richmond Prep. Chrt. Sch. Proj., Social Impact Proj., Series A, 144A	5.000	06/01/51	1,500	1,314,511
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec. Rev.,
Asset Bkd., 1st Sub. Series B, Rfdg., CABS	6.965(t)	06/01/47	5,000	1,017,297
Asset Bkd., 2nd Sub. Series C, Rfdg., CABS, 144A	8.454(t)	06/01/50	4,000	454,839
Long Island Pwr. Auth. Rev.,
Series F, Rfdg.	5.000	09/01/33	1,875	2,266,059
Metropolitan Trans. Auth. Rev.,
Green Bond, Series C-1, Rfdg.	5.250	11/15/55	3,265	3,453,588
Green Bond, Series D1	5.000	11/15/43	2,000	2,130,200
New York City Hsg. Dev. Corp. Rev.,
8 Spruce Street, Class E, Rfdg.	3.500	02/15/48	2,000	1,983,589
New York City Indl. Dev. Agcy. Rev.,
Yankee Stadium Proj. Pilot, Rfdg.	4.000	03/01/45	1,000	955,639
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev.,
Sub. Series B-1	3.000	11/01/47	3,000	2,410,308
Sub. Series F-1	5.250	02/01/47	3,130	3,519,799
New York Liberty Dev. Corp. Rev.,
Bank of America Tower at One Bryant Park Proj.,
Class 3, Rfdg.	2.800	09/15/69	4,000	3,631,657
New York St. Dorm. Auth. Rev.,
Series A	4.000	07/01/50	2,000	1,922,947

See Notes to Financial Statements.

PGIM Muni High Income Fund 21

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York (cont’d.)
New York St. Envir. Facs. Corp. Rev.,
Draw Down Casella Wste. Sys., Inc. Proj., Series R-1,
AMT (Mandatory put date 09/02/25)	2.750%(cc)	09/01/50	550	$538,528
Draw Down Casella Wste. Sys., Inc. Proj., Series R-2,
AMT (Mandatory put date 09/03/30), 144A	5.125(cc)	09/01/50	500	510,000
New York St. Urban Dev. Rev.,
Sustainable Bonds, Personal Income Tax, Class A, Rfdg.	5.000	03/15/57	6,000	6,499,957
New York Trans. Dev. Corp. Rev.,
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	4.000	01/01/36	3,475	3,440,408
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	5.000	01/01/26	2,000	2,019,059
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	5.000	01/01/31	1,000	1,031,510
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	5.000	10/01/40	2,500	2,577,729
John F. Kennedy Int’l. Arpt. Proj., Rfdg., AMT	5.250	08/01/31	780	798,660
John F. Kennedy Int’l. Arpt. Proj., Rfdg., AMT	5.375	08/01/36	1,000	1,014,879
Laguardia Arpt., Term. B Redev., Series A, AMT	5.000	07/01/46	2,995	2,996,929
Laguardia Arpt., Term. B Redev., Series A, AMT	5.250	01/01/50	4,480	4,481,816
Laguardia Arpt., Term. C&D Redev., Proj., AMT	6.000	04/01/35	3,465	3,888,744
Suffolk Tob. Asset Secur. Corp. Rev.,
Sub. Series B-2, Rfdg., CABS	5.571(t)	06/01/66	1,000	98,077
Tob. Settlement Asset Bkd. Sub. Bond, Series B-1, Rfdg.	4.000	06/01/50	465	465,973
Triborough Bridge & Tunnel Auth. Sales Tax Rev.,
Series A-1	5.250	05/15/64	4,000	4,386,007
Westchester Cnty. Local Dev. Corp. Rev.,
NY Blood Ctr. Proj.	5.000	07/01/38	500	548,990

				61,362,589

North Carolina 0.5%
North Carolina Med. Care Commn. Rev.,
Pennybyrn at Maryfield Proj., Rfdg.	5.000	10/01/35	1,000	940,403
The Presbyterian Homes Oblig. Grp., Series A	5.000	10/01/50	2,555	2,561,171
United Methodist Retmnt. Homes, Series B-2	3.750	10/01/28	525	520,189

				4,021,763

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Ohio 3.6%
Akron Bath Copley Joint Township Hosp. Dist. Rev.,
Summa Hlth. Oblig. Grp. Hosp. Facs., Rfdg.	3.000%	11/15/40	3,000	$2,319,122
Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	4.000	06/01/48	1,000	900,678
Sr. Series B-2, Class 2, Rfdg.	5.000	06/01/55	15,320	14,616,264
Cuyahoga Cnty. Hosp. Rev.,
Metro Hlth. Sys., Rfdg.	5.250	02/15/47	2,000	2,016,518
Franklin Cnty. Hosp. Facs. Rev.,
Nationwide Children’s Hosp. Proj.	4.000	11/01/45	2,000	1,968,483
Ohio Hlth. Corp., Series A	4.000	05/15/47	2,500	2,402,277
Ohio Air Qlty. Dev. Auth. Rev.,
AMG Vanadium Proj., AMT, 144A	5.000	07/01/49	1,030	932,909
Pratt Paper OH LLC Proj., AMT, 144A	4.500	01/15/48	1,000	954,952
Ohio St. Pvt. Act. Rev.,
Portsmouth Bypass Proj., AMT	5.000	06/30/53	1,000	1,000,678

				27,111,881

Oklahoma 1.2%
Oklahoma Dev. Fin. Auth. Rev.,
OU Medicine Proj., Series B	5.000	08/15/38	250	248,653
OU Medicine Proj., Series B	5.250	08/15/43	5,960	6,008,641
OU Medicine Proj., Series B	5.250	08/15/48	1,730	1,742,209
Tulsa Cnty. Indl. Auth. Rev.,
Montereau, Inc. Proj., Rfdg.	5.250	11/15/45	1,025	960,934

				8,960,437

Oregon 0.5%
Port of Portland OR Arpt. Rev.,
Series 24B, AMT	5.000	07/01/47	3,860	3,945,334

Pennsylvania 1.5%
Chester Cnty. Indl. Dev. Auth. Rev.,
Avon Grove Chart. Sch. Nts.	5.000	03/01/27	2,140	2,200,293
Renaissance Academy Chrt. Sch., Rfdg.	5.000	10/01/44	1,000	992,413
Lancaster Indl. Dev. Auth. Rev.,
Landis Homes Retmnt. Cmnty. Proj., Rfdg.	4.000	07/01/56	1,000	715,421
Philadelphia Auth. for Indl. Dev. Rev.,
1st Philadelphia Preparatory Chrt., Series A, Rfdg.	7.250	06/15/43	2,000	2,009,130

See Notes to Financial Statements.

PGIM Muni High Income Fund 23

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Pennsylvania (cont’d.)
Philadelphia Auth. for Indl. Dev. Rev., (cont’d.)
Gtr. Philadelphia Hlth. Action, Rfdg.	6.625%	06/01/50	2,795	$2,765,197
Presbyterian Sr. Living, Proj., Series B-2, Rfdg.	5.250	07/01/46	1,430	1,442,724
String Theory Chrt. Sch. Proj., Rfdg., 144A	5.000	06/15/50	1,000	897,737

				11,022,915

Puerto Rico 9.5%
Puerto Rico Comnwlth.,
Restructured, Series A, GO, CABS	3.989(t)	07/01/24	394	388,794
Restructured, Series A, GO, CABS	4.681(t)	07/01/33	1,474	943,731
Restructured, Series A1, GO	4.000	07/01/33	1,109	1,090,145
Restructured, Series A1, GO	4.000	07/01/35	1,129	1,097,932
Restructured, Series A1, GO	4.000	07/01/37	856	815,508
Restructured, Series A1, GO	4.000	07/01/41	1,164	1,080,608
Restructured, Series A1, GO	4.000	07/01/46	1,210	1,088,694
Restructured, Series A1, GO	5.375	07/01/25	1,236	1,257,498
Restructured, Series A1, GO	5.625	07/01/27	1,224	1,291,155
Restructured, Series A1, GO	5.625	07/01/29	1,204	1,304,034
Restructured, Series A1, GO	5.750	07/01/31	7,492	8,331,380
Sub. Series Allowed CW, Prifa Rum	0.000(cc)	11/01/51	10,446	4,752,915
Sub. Series CW NT Claims, CW GTY.	0.000(cc)	11/01/43	11,122	6,480,485
Puerto Rico Industrial Tourist Edl. Med. & Envirml. Ctl.
Facs. Fing. Auth. Rev.,
Hosp. Auxilio Mutuo Oblig. Grp. Proj., Rfdg.	5.000	07/01/32	560	611,904
San Juan Cruise Terminal Proj., Series A-2, AMT	6.750	01/01/45	1,750	2,074,899
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1, CABS	3.935(t)	07/01/33	1,000	694,970
Restructured, Series A-1, CABS	5.053(t)	07/01/46	70,662	22,961,389
Restructured, Series A-2	4.329	07/01/40	10,729	10,663,042
Restructured, Series A-1, CABS	5.197(t)	07/01/51	16,538	3,933,725

				70,862,808

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Rhode Island 1.0%
Rhode Island Hlth. & Edl. Bldg. Corp. Higher Ed. Facs. Rev.,
Lifespan Oblig. Grp.	5.000%	05/15/34	2,500	$2,849,026
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/40	4,350	4,364,570

				7,213,596

South Carolina 1.3%
Berkeley Cnty.,
Spl. Assmt., Nexton Impt. Dist.	4.375	11/01/49	1,000	826,066
Patriots Energy Grp. Fing. Agcy. Rev.,
Series A-1 (Mandatory put date 08/01/31)	5.250(cc)	10/01/54	1,675	1,798,088
Series B-1, Rfdg. (Mandatory put date 03/01/31)	5.250(cc)	02/01/54	1,500	1,621,541
South Carolina Jobs-Econ. Dev. Auth. Rev.,
Green Chrt. Sch. Proj., Series A, Rfdg., 144A	4.000	06/01/56	3,150	2,057,773
South Carolina Ports Auth. Rev.,
AMT	4.000	07/01/45	1,500	1,407,551
AMT	4.000	07/01/55	2,000	1,756,918

				9,467,937

Tennessee 2.5%
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Rev.,
East Tennessee Children’s Hosp., Rfdg.	4.000	11/15/48	2,170	2,054,023
Tennergy Corp. Rev.,
Gas Sply. Series A (Mandatory put date 12/01/30)	5.500(cc)	10/01/53	850	909,421
Series A (Mandatory put date 09/01/28)	4.000(cc)	12/01/51	500	500,042
Tennessee Energy Acq. Corp. Gas Rev.,
Nat. Gas Utility Imps. (Mandatory put date 11/01/25)	4.000(cc)	11/01/49	15,500	15,472,724

				18,936,210

Texas 6.9%
Arlington Higher Ed. Fin. Corp. Rev.,
Odyssey Academy, Inc. Series A, 144A	6.125	02/15/53	1,500	1,460,048
Series A, Rfdg.	4.000	08/15/46	2,705	2,065,226
Arlington Higher Edu. Fin. Corp. Rev.,
Trinity Basin Preparatory, Inc., PSFG	5.000	08/15/48	1,250	1,343,653

See Notes to Financial Statements.

PGIM Muni High Income Fund 25

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas (cont’d.)
Central Texas Regl. Mobility Auth. Rev.,
Sub., Rfdg.	4.000%	01/01/41	1,100	$1,070,651
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	5.000	08/15/42	1,000	1,000,268
Idea Pub. Sch.	6.000	08/15/43	1,100	1,101,646
EP Tuscany Zaragosa PFC Rev.,
Home Essential Function Hsg. Prog. Tuscany Mesa Hills Proj.	4.000	12/01/33	1,500	1,502,607
Galveston Wharves & Term. Rev.,
Wharves & Terminal, 1st Lien, AMT	6.000	08/01/43	3,060	3,404,113
Harris Cnty. Indl. Dev. Corp. Rev.,
Energy Transfer Proj., Rfdg. (Mandatory put date 06/01/33)	4.050(cc)	11/01/50	1,000	1,038,316
Houston Arpt. Sys. Rev.,
Series B-1, AMT	5.000	07/15/35	2,000	1,998,585
Spl. Facs. Continental Airlines, Inc., Series A, Rfdg., AMT	6.625	07/15/38	1,500	1,501,669
Sub. Lien, Series A, Rfdg., AGM, AMT	5.250	07/01/48	2,600	2,811,147
Kerryville Hlth. Facs. Dev. Corp. Rev.,
Peterson Regl. Med. Ctr. Proj., Rfdg.	5.000	08/15/35	3,000	3,067,139
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev.,
AEP Texas Central Co. Proj., Series B-1, Rfdg.	4.000	06/01/30	1,000	969,722
AEP Texas Central Co. Proj., Series B-2, Rfdg.	4.000	06/01/30	1,800	1,745,322
Mission Econ. Dev. Corp. Rev.,
Natgosoline Proj., Sr. Lien, Rfdg., AMT, 144A	4.625	10/01/31	2,000	1,964,269
New Hope Cultural Ed. Facs. Fin. Corp. Rev.,
Jubilee Academic Ctr., Rfdg., 144A	4.000	08/15/56	4,455	3,197,318
MRC Crestview, Rfdg. (Pre-refunded date 11/15/24)(ee)	5.000	11/15/46	1,150	1,186,573
Txbl. Sr. Sanctuary LTC Proj., Series A-2	6.500	01/01/31	3,000	2,360,501
Westminster Proj., Rfdg.	4.000	11/01/55	1,750	1,341,409
North Texas Twy. Auth. Rev.,
2nd Tier, Rfdg.	5.000	01/01/48	1,250	1,295,324
Port Beaumont Nav. Dist. Facs. Rev.,
Txbl. Jefferson Gulf Coast Energy Proj., Series B, Rfdg., 144A	6.000	01/01/25	2,000	1,928,310
Pottsboro Higher Ed. Fin. Corp. Rev.,
Series A	5.000	08/15/46	1,000	922,641

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas (cont’d.)
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev.,
Barton Creek Sr. Living Ctr., Rfdg.	5.000%	11/15/40	1,100	$1,002,824
Trinity Terrace Proj., The Cumberland Rest Inc., Series A-1, Rfdg.	5.000	10/01/49	1,000	954,602
Texas Muni. Gas Acq. & Sply. Corp. Rev.,
Sr. Lien, Series A	5.250	12/15/26	4,100	4,260,475
Texas Priv. Activ. Surf. Trans. Corp. Rev.,
LBJ Infrast. Grp. LLC, Series A, Rfdg.	4.000	06/30/40	600	594,771
Sr. Lien, Rfdg., AMT	5.500	06/30/41	1,190	1,264,063
White Settlement Independent Sch. Dist.,
GO, PSFG	5.000	08/15/55	2,500	2,679,886

				51,033,078

Utah 0.3%
Salt Lake City Arpt. Rev.,
Series A, AMT	5.000	07/01/47	1,100	1,127,918
Series A, AMT	5.500	07/01/53	875	964,648

				2,092,566

Vermont 0.3%
Vermont Econ. Dev. Auth. Rev.,
Wake Robin Corp. Proj., Series A, Rfdg.	4.000	05/01/37	1,000	883,463
Wake Robin Corp. Proj., Series A, Rfdg.	4.000	05/01/45	2,025	1,604,024

				2,487,487

Virginia 1.0%
City of Chesapeake Expressway Toll Road Rev.,
Transn. Sys., Sr. Series B, Rfdg., CABS (Convert to Fixed on 07/15/23)	4.875	07/15/40	1,000	1,035,494
James City Cnty. Econ. Dev. Auth. Rsdl. Care Fac. Rev.,
Williamsburg Landings, Series A, Rfdg.	4.000	12/01/50	1,000	761,665
Virginia Beach Dev. Auth. Rsdl. Care Facs. Rev.,
Westminster Canterbury on Chesapeake Bay, Series A	7.000	09/01/59	1,500	1,630,308
Virginia Small Bus. Fing. Auth. Rev.,
National Sr. Campuses, Inc., Rfdg.	4.000	01/01/51	1,750	1,492,502

See Notes to Financial Statements.

PGIM Muni High Income Fund 27

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Virginia (cont’d.)
Virginia Small Bus. Fing. Auth. Rev., (cont’d.)
Sr. Lien, Elizabeth River Crossings OpCo LLC Proj., Rfdg., AMT	4.000%		01/01/40	1,250	$1,206,081
Sr. Lien, I-495 Hot Lanes Proj., Rfdg., AMT	5.000		12/31/57	1,000	1,004,904

					7,130,954

Washington 1.7%
Port of Seattle Indl. Dev. Corp. Rev.,
Spl. Facs., Delta Airlines, Rfdg., AMT	5.000		04/01/30	1,000	990,150
Port of Seattle Rev.,
Intermediate Lien Priv. Activ., Series C, Rfdg., AMT	5.000		08/01/46	1,515	1,586,376
Intermediate Lien, Series B, Rfdg., AMT	5.500		08/01/47	2,490	2,724,172
Washington Hlthcare. Facs. Auth. Rev.,
Overlake Hosp. Med. Ctr., Rfdg.	5.000		07/01/38	1,100	1,100,904
Washington St. Hsg. Fin. Commn. Rev.,
Emerald Heights Proj., Series A, Rfdg.	5.000		07/01/48	1,000	992,845
Emerald Heights Proj., Series B-2, Rfdg.	4.000		07/01/26	1,450	1,440,091
Social Cert., Series 2021-1, Class A	3.500		12/20/35	1,919	1,779,622
Sustainable Cert., Series 2023-1, Class X	1.492	(cc)	04/20/37	21,831	2,387,480

					13,001,640

West Virginia 0.2%
West Virginia Hosp. Fin. Auth. Rev.,
Cabell Huntington Hosp. Oblig. Grp., Series A, Rfdg.	4.125		01/01/47	1,660	1,407,132

Wisconsin 3.8%
Pub. Fin. Auth. Rev.,
Aurora Integrated Oncology Fndtn., Series A, 144A	9.000		11/01/28	3,000	2,985,206
Aurora Integrated Oncology Fndtn., Series A, 144A	10.000		11/01/38	1,285	1,298,514
Bancroft Neurohlth. Proj., Series A, 144A	5.125		06/01/48	1,000	887,369
Bayhealth Med. Ctr. Proj., Series A	3.000		07/01/50	1,500	1,095,598
Corvian Cmnty. Sch., Series A, 144A	5.000		06/15/49	1,000	875,322
Corvian Cmnty. Sch., Series A, 144A	5.125		06/15/47	2,000	1,806,745
Green Bond, Fargo Moorhead Metropolitan Area Flood Mgmnt., AMT	4.000		03/31/56	1,750	1,404,075
Mt. Island Chrt. Sch., Series L, Rfdg.	5.000		07/01/47	1,000	966,621
Sr. Bond, WFCS Port. Proj., Series A-1, 144A	5.000		01/01/56	500	389,671
Sr. MD Proton Treatment Ctr., Series A-1, 144A^	6.250		01/01/38(d)	1,750	507,500

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Wisconsin (cont’d.)
Pub. Fin. Auth. Rev., (cont’d.)
Sr. MD Proton Treatment Ctr., Series A-1, 144A^	6.375%	01/01/48(d)	3,000	$870,000
Sr. Oblig. Grp., Series B, Rfdg., AMT	5.000	07/01/42	1,500	1,500,495
Sr. Oblig. Grp., Series B, Rfdg., AMT	5.250	07/01/28	790	790,345
Sub. Sustainability Bond, Univ. of Hawaii Fndtn. Proj., Series B, 144A	5.250	07/01/61	2,000	1,705,521
Sustainability Bond, Univ. of Hawaii Fndtn. Proj., Series A-1, 144A	4.000	07/01/61	2,600	2,051,189
United Methodist Retmnt. Homes, Series A, Rfdg.	4.000	10/01/51	1,500	1,333,062
Wonderful Fndtn. Chrt. Sch. Port., Series A-1, 144A	5.000	01/01/55	1,600	1,252,148
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Ascension Hlth. Alliance, Rmkt., Series B-1, Rfdg.	4.000	11/15/43	1,000	1,001,977
Forensic Science and Protective Med. Collaboration, Inc. Proj., 144A	5.000	08/01/27	1,400	1,433,566
Hope Christian Schs.	4.000	12/01/51	1,000	698,975
Hope Christian Schs.	4.000	12/01/56	3,100	2,084,589
Oakwood Lutheran Sr. Ministries, Rfdg.	4.000	01/01/57	2,000	1,143,267

				28,081,755

TOTAL MUNICIPAL BONDS (cost $738,274,953)				711,618,928

			Shares

UNAFFILIATED EXCHANGE-TRADED FUNDS 3.2%
iShares National Muni Bond ETF			100,948	10,899,355
VanEck High Yield Muni ETF			249,282	12,952,693

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $23,040,922)				23,852,048

TOTAL LONG-TERM INVESTMENTS (cost $761,315,875)				735,470,976

See Notes to Financial Statements.

PGIM Muni High Income Fund 29

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 29, 2024

Description	Shares	Value

SHORT-TERM INVESTMENT 0.8%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $5,676,840)(wb)	5,676,840	$5,676,840

TOTAL INVESTMENTS 99.8% (cost $766,992,715)		741,147,816
Other assets in excess of liabilities(z) 0.2%		1,374,394

NET ASSETS 100.0%		$742,522,210

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

AGM—Assured Guaranty Municipal Corp.

AMT—Alternative Minimum Tax

BAM—Build America Mutual

BANS—Bond Anticipation Notes

CABS—Capital Appreciation Bonds

CDD—Community Development District

CGM—Citigroup Global Markets, Inc.

ETF—Exchange-Traded Fund

GO—General Obligation

IDB—Industrial Development Bond

OTC—Over-the-counter

PCR—Pollution Control Revenue

PSFG—Permanent School Fund Guarantee

Rfdg—Refunding

SOFR—Secured Overnight Financing Rate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2,254,140 and 0.3% of net assets.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 29, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(t)	Represents zero coupon. Rate quoted represents effective yield at February 29, 2024.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 29, 2024

Futures contracts outstanding at February 29, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
89	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	$11,380,875	$(49,779)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$815,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Municipal Bonds
Alabama	$—	$15,092,323	$—
Alaska	—	5,883,712	—
Arizona	—	23,498,827	—
California	—	32,079,853	440,000
Colorado	—	32,602,148	—
Connecticut	—	1,961,450	—
Delaware	—	1,944,328	—
District of Columbia	—	18,949,540	—
Florida	—	62,204,914	436,640
Georgia	—	22,369,510	—
Illinois	—	81,402,724	—

See Notes to Financial Statements.

PGIM Muni High Income Fund 31

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 29, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Municipal Bonds (continued)
Indiana	$—	$5,405,892	$—
Iowa	—	817,480	—
Kansas	—	668,669	—
Kentucky	—	1,957,553	—
Louisiana	—	6,601,243	—
Maryland	—	3,350,350	—
Massachusetts	—	2,677,646	—
Michigan	—	6,244,935	—
Minnesota	—	2,155,126	—
Mississippi	—	4,200,186	—
Missouri	—	13,668,594	—
Nebraska	—	2,115,348	—
Nevada	—	1,781,336	—
New Hampshire	—	3,577,094	—
New Jersey	—	29,391,425	—
New York.	—	61,362,589	—
North Carolina	—	4,021,763	—
Ohio	—	27,111,881	—
Oklahoma	—	8,960,437	—
Oregon	—	3,945,334	—
Pennsylvania	—	11,022,915	—
Puerto Rico	—	70,862,808	—
Rhode Island	—	7,213,596	—
South Carolina	—	9,467,937	—
Tennessee	—	18,936,210	—
Texas	—	51,033,078	—
Utah	—	2,092,566	—
Vermont	—	2,487,487	—
Virginia.	—	7,130,954	—
Washington	—	13,001,640	—
West Virginia	—	1,407,132	—
Wisconsin	—	26,704,255	1,377,500
Unaffiliated Exchange-Traded Funds	23,852,048	—	—
Short-Term Investment
Affiliated Mutual Fund	5,676,840	—	—

Total	$29,528,888	$709,364,788	$2,254,140

Other Financial Instruments*
Liabilities
Futures Contracts	$(49,779)	$—	$—

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 29, 2024

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Sector Classification:

The sector classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 29, 2024 were as follows:

Healthcare	15.3%
Special Tax/Assessment District	14.0
Education	12.5
General Obligation	11.4
Transportation	11.1
Pre-pay Gas	8.8
Corporate Backed IDB & PCR	8.5
Development	5.6
Tobacco Appropriated	4.5
Unaffiliated Exchange-Traded Funds	3.2
Lease Backed Certificate of Participation	1.3

Water & Sewer	1.1%
Power	1.0
Affiliated Mutual Fund	0.8
Solid Waste/Resource Recovery	0.4
Pre-Refunded	0.3

99.8
Other assets in excess of liabilities	0.2

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 29, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	—	$—	Due from/to broker-variation margin futures	$49,779	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Muni High Income Fund 33

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 29, 2024

The effects of derivative instruments on the Statement of Operations for the six months ended February 29, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$180,304

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$281,392

For the six months ended February 29, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Short Positions (1)	$14,466,063

*	Average volume is based on average quarter end balances for the six months ended February 29, 2024.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

as of February 29, 2024

Assets

Investments at value:
Unaffiliated investments (cost $761,315,875)	$735,470,976
Affiliated investments (cost $5,676,840)	5,676,840
Interest receivable	7,587,183
Receivable for investments sold	2,078,252
Receivable for Fund shares sold	1,063,352
Deposit with broker for centrally cleared/exchange-traded derivatives	815,000
Prepaid expenses	3,446

Total Assets	752,695,049

Liabilities

Payable for investments purchased	6,873,224
Payable for Fund shares purchased	2,567,720
Management fee payable	265,059
Dividends payable	185,282
Accrued expenses and other liabilities	114,908
Distribution fee payable	86,616
Due to broker—variation margin futures	69,531
Affiliated transfer agent fee payable	9,114
Trustees’ fees payable	1,385

Total Liabilities	10,172,839

Net Assets	$742,522,210

Net assets were comprised of:
Shares of beneficial interest, at par	$794,031
Paid-in capital in excess of par	816,957,071
Total distributable earnings (loss)	(75,228,892)

Net assets, February 29, 2024	$742,522,210

See Notes to Financial Statements.

PGIM Muni High Income Fund 35

Statement of Assets and Liabilities  (unaudited)

as of February 29, 2024

Class A
Net asset value and redemption price per share,
($330,328,245 ÷ 35,293,808 shares of beneficial interest issued and outstanding)	$9.36
Maximum sales charge (3.25% of offering price)	0.31

Maximum offering price to public	$9.67

Class C
Net asset value, offering price and redemption price per share,
($26,088,521 ÷ 2,787,412 shares of beneficial interest issued and outstanding)	$9.36

Class Z
Net asset value, offering price and redemption price per share,
($333,865,766 ÷ 35,735,443 shares of beneficial interest issued and outstanding)	$9.34

Class R6
Net asset value, offering price and redemption price per share,
($52,239,678 ÷ 5,586,439 shares of beneficial interest issued and outstanding)	$9.35

See Notes to Financial Statements.

Statement of Operations  (unaudited)

Six Months Ended February 29, 2024

Net Investment Income (Loss)

Income
Interest income	$16,243,451
Unaffiliated dividend income	279,280
Affiliated dividend income	275,872

Total income	16,798,603

Expenses
Management fee	1,704,933
Distribution fee(a)	538,852
Transfer agent’s fees and expenses (including affiliated expense of $ 25,301)(a)	227,469
Registration fees(a)	47,083
Custodian and accounting fees	33,572
Shareholders’ reports	22,976
Audit fee	20,623
Professional fees	20,123
Trustees’ fees	9,592
Miscellaneous	20,243

Total expenses	2,645,466
Less: Fee waiver and/or expense reimbursement(a)	(136,100)
Custodian fee credit	(19)

Net expenses	2,509,347

Net investment income (loss)	14,289,256

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(3,414,702)
Futures transactions	180,304

(3,234,398)

Net change in unrealized appreciation (depreciation) on:
Investments	27,341,638
Futures	281,392

27,623,030

Net gain (loss) on investment transactions	24,388,632

Net Increase (Decrease) In Net Assets Resulting From Operations	$38,677,888

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	403,550	135,302	—	—
Transfer agent’s fees and expenses	101,808	10,847	114,411	403
Registration fees	14,135	8,028	13,882	11,038
Fee waiver and/or expense reimbursement	(57,832)	(4,848)	(53,432)	(19,988)

See Notes to Financial Statements.

PGIM Muni High Income Fund 37

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended February 29, 2024	Year Ended August 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$14,289,256	$26,957,719
Net realized gain (loss) on investment transactions	(3,234,398)	(14,208,601)
Net change in unrealized appreciation (depreciation) on investments	27,623,030	(9,420,430)

Net increase (decrease) in net assets resulting from operations	38,677,888	3,328,688

Dividends and Distributions
Distributions from distributable earnings
Class A	(6,130,606)	(12,466,326)
Class C	(404,185)	(1,015,410)
Class Z	(5,986,679)	(10,776,171)
Class R6	(981,101)	(1,784,917)

	(13,502,571)	(26,042,824)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	187,230,552	209,336,838
Net asset value of shares issued in reinvestment of dividends and distributions	12,251,636	23,761,012
Cost of shares purchased	(152,724,908)	(344,604,872)

Net increase (decrease) in net assets from Fund share transactions	46,757,280	(111,507,022)

Total increase (decrease)	71,932,597	(134,221,158)

Net Assets:

Beginning of period	670,589,613	804,810,771

End of period	$742,522,210	$670,589,613

See Notes to Financial Statements.

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended February 29,		Year Ended August 31,		Four months ended August 31,		Year Ended April 30,
	2024		2023	2022	2021		2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.04		$9.29	$10.85	$10.73		$9.58	$10.28	$10.12
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.34	0.31	0.11		0.34	0.38	0.39
Net realized and unrealized gain (loss) on investment transactions	0.31		(0.26)	(1.56)	0.12		1.16	(0.70)	0.17
Total from investment operations	0.49		0.08	(1.25)	0.23		1.50	(0.32)	0.56
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.33)	(0.31)	(0.11)		(0.35)	(0.38)	(0.40)
Net asset value, end of period	$9.36		$9.04	$9.29	$10.85		$10.73	$9.58	$10.28
Total Return(b):	5.51%		0.90%	(11.70)%	2.11%		15.82%	(3.37)%	5.67%

Ratios/Supplemental Data:
Net assets, end of period (000)	$330,328		$326,678	$376,463	$447,158		$425,013	$342,085	$339,940
Average net assets (000)	$324,614		$344,344	$421,850	$438,859		$390,814	$367,591	$323,381
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.81	%(c)	0.81%	0.81%	0.80	%(d)	0.80%	0.85%	0.85%
Expenses before waivers and/or expense reimbursement	0.85	%(c)	0.85%	0.84%	0.83	%(d)	0.82%	0.85%	0.85%
Net investment income (loss)	4.02	%(c)	3.75%	3.08%	2.91	%(d)	3.30%	3.60%	3.88%
Portfolio turnover rate(e)(f)	31%		47%	58%	7%		25%	53%	54%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)	Annualized, with the exception of certain non-recurring expenses.

See Notes to Financial Statements.

PGIM Muni High Income Fund 39

Financial Highlights  (unaudited) (continued)

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

Class C Shares
	Six Months Ended February 29,		Year Ended August 31,		Four months ended August 31,		Year Ended April 30,
	2024		2023	2022	2021		2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.04		$9.29	$10.85	$10.73		$9.58	$10.28	$10.12
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.27	0.23	0.08		0.27	0.30	0.31
Net realized and unrealized gain (loss) on investment transactions	0.31		(0.26)	(1.56)	0.12		1.15	(0.70)	0.17
Total from investment operations	0.45		0.01	(1.33)	0.20		1.42	(0.40)	0.48
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.26)	(0.23)	(0.08)		(0.27)	(0.30)	(0.32)
Net asset value, end of period	$9.36		$9.04	$9.29	$10.85		$10.73	$9.58	$10.28
Total Return(b):	5.08%		0.11%	(12.38)%	1.84%		14.94%	(4.09)%	4.88%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26,089		$29,399	$44,197	$64,346		$65,412	$79,180	$95,749
Average net assets (000)	$27,209		$35,863	$55,420	$65,052		$75,826	$94,394	$104,786
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.63	%(c)	1.60%	1.58%	1.58	%(d)	1.57%	1.60%	1.60%
Expenses before waivers and/or expense reimbursement	1.67	%(c)	1.64%	1.61%	1.61	%(d)	1.59%	1.60%	1.60%
Net investment income (loss)	3.21	%(c)	2.96%	2.30%	2.13	%(d)	2.56%	2.85%	3.10%
Portfolio turnover rate(e)(f)	31%		47%	58%	7%		25%	53%	54%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)	Annualized, with the exception of certain non-recurring expenses.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM Muni High Income Fund 41

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months Ended February 29,		Year Ended August 31,		Four months ended August 31,		Year Ended April 30,
	2024		2023	2022	2021		2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.02		$9.27	$10.83	$10.71		$9.57	$10.26	$10.10
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.36	0.33	0.11		0.37	0.40	0.41
Net realized and unrealized gain (loss) on investment transactions	0.31		(0.26)	(1.56)	0.12		1.14	(0.69)	0.17
Total from investment operations	0.50		0.10	(1.23)	0.23		1.51	(0.29)	0.58
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.35)	(0.33)	(0.11)		(0.37)	(0.40)	(0.42)
Net asset value, end of period	$9.34		$9.02	$9.27	$10.83		$10.71	$9.57	$10.26
Total Return(b):	5.64%		1.13%	(11.52)%	2.19%		15.98%	(3.06)%	5.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$333,866		$268,681	$332,570	$512,347		$482,104	$337,094	$404,188
Average net assets (000)	$299,916		$279,685	$437,004	$495,019		$411,850	$428,468	$385,217
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.58	%(c)	0.58%	0.58%	0.57	%(d)	0.58%	0.62%	0.63%
Expenses before waivers and/or expense reimbursement	0.62	%(c)	0.62%	0.61%	0.60	%(d)	0.61%	0.62%	0.63%
Net investment income (loss)	4.24	%(c)	3.98%	3.30%	3.14	%(d)	3.52%	3.83%	4.08%
Portfolio turnover rate(e)(f)	31%		47%	58%	7%		25%	53%	54%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)	Annualized, with the exception of certain non-recurring expenses.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM Muni High Income Fund 43

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended February 29,		Year Ended August 31,		Four months ended August 31,		Year Ended April 30,
	2024		2023	2022	2021		2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.03		$9.28	$10.84	$10.72		$9.57	$10.27	$10.11
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.37	0.34	0.12		0.37	0.40	0.42
Net realized and unrealized gain (loss) on investment transactions	0.31		(0.26)	(1.56)	0.12		1.16	(0.70)	0.17
Total from investment operations	0.51		0.11	(1.22)	0.24		1.53	(0.30)	0.59
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.36)	(0.34)	(0.12)		(0.38)	(0.40)	(0.43)
Net asset value, end of period	$9.35		$9.03	$9.28	$10.84		$10.72	$9.57	$10.27
Total Return(b):	5.68%		1.23%	(11.43)%	2.22%		16.19%	(3.13)%	5.94%

Ratios/Supplemental Data:
Net assets, end of period (000)	$52,240		$45,831	$51,581	$40,009		$24,256	$9,028	$6,998
Average net assets (000)	$47,975		$45,278	$50,468	$34,742		$15,737	$8,116	$4,932
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.49	%(c)	0.49%	0.49%	0.48	%(d)	0.49%	0.59%	0.60%
Expenses before waivers and/or expense reimbursement	0.57	%(c)	0.57%	0.56%	0.57	%(d)	0.65%	0.73%	0.89%
Net investment income (loss)	4.34	%(c)	4.07%	3.41%	3.22	%(d)	3.55%	3.85%	4.19%
Portfolio turnover rate(e)(f)	31%		47%	58%	7%		25%	53%	54%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)	Annualized, with the exception of certain non-recurring expenses.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 4 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Massachusetts Business Trust. These financial statements relate only to the PGIM Muni High Income Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to provide the maximum amount of income that is eligible for exclusion from federal income taxes.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

PGIM Muni High Income Fund 45

Notes to Financial Statements (unaudited) (continued)

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

PGIM Muni High Income Fund 47

Notes to Financial Statements (unaudited) (continued)

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (the “subadviser”), which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The Manager pays for the services of PGIM, Inc.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 29, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.49% of average daily net assets up to $1 billion;	0.49%

0.44% of average daily net assets over $1 billion.

The Manager has contractually agreed, through December 31, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	—%

C	—

PGIM Muni High Income Fund 49

Notes to Financial Statements (unaudited) (continued)

Class	Expense Limitations

Z	0.58%

R6	0.49

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.25%	0.25%

C	1.00	1.00

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended February 29, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$55,311	$1,053

C	—	177

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 29, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 29, 2024, were as follows:

Cost of Purchases	Proceeds from Sales

$258,116,416	$216,834,194

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended February 29, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund(1)(wb)

$125,992	$171,099,183	$165,548,335	$—	$—	$5,676,840	5,676,840	$275,872

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 29, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$769,882,176	$15,137,360	$(43,921,499)	$(28,784,139)

PGIM Muni High Income Fund 51

Notes to Financial Statements (unaudited) (continued)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of August 31, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized

$56,296,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2023 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.01 par value per share, currently divided into five classes, designated Class A, Class B, Class C, Class Z and Class R6. The Fund currently does not have any Class B shares outstanding.

As of February 29, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

R6	1,266	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	9	84.4

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A

Six months ended February 29, 2024:

Shares sold	2,870,529	$26,206,851

Shares issued in reinvestment of dividends and distributions	610,349	5,539,657

Shares purchased	(4,422,554)	(40,106,188)

Net increase (decrease) in shares outstanding before conversion	(941,676)	(8,359,680)

Shares issued upon conversion from other share class(es)	218,897	1,994,029

Shares purchased upon conversion into other share class(es)	(130,149)	(1,201,077)

Net increase (decrease) in shares outstanding	(852,928)	$(7,566,728)

Year ended August 31, 2023:

Shares sold	5,450,213	$49,328,246

Shares issued in reinvestment of dividends and distributions	1,261,334	11,376,423

Shares purchased	(10,995,702)	(99,270,644)

Net increase (decrease) in shares outstanding before conversion	(4,284,155)	(38,565,975)

Shares issued upon conversion from other share class(es)	763,071	6,922,510

Shares purchased upon conversion into other share class(es)	(875,140)	(7,977,778)

Net increase (decrease) in shares outstanding	(4,396,224)	$(39,621,243)

Class C

Six months ended February 29, 2024:

Shares sold	169,938	$1,548,191

Shares issued in reinvestment of dividends and distributions	41,612	377,232

Shares purchased	(460,189)	(4,167,310)

Net increase (decrease) in shares outstanding before conversion	(248,639)	(2,241,887)

Shares purchased upon conversion into other share class(es)	(216,898)	(1,971,163)

Net increase (decrease) in shares outstanding	(465,537)	$(4,213,050)

PGIM Muni High Income Fund 53

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended August 31, 2023:

Shares sold	364,104	$3,296,363

Shares issued in reinvestment of dividends and distributions	104,046	937,337

Shares purchased	(1,274,028)	(11,505,093)

Net increase (decrease) in shares outstanding before conversion	(805,878)	(7,271,393)

Shares purchased upon conversion into other share class(es)	(700,951)	(6,358,056)

Net increase (decrease) in shares outstanding	(1,506,829)	$(13,629,449)

Class Z

Six months ended February 29, 2024:

Shares sold	16,184,045	$146,300,860

Shares issued in reinvestment of dividends and distributions	589,131	5,353,706

Shares purchased	(10,701,914)	(96,788,207)

Net increase (decrease) in shares outstanding before conversion	6,071,262	54,866,359

Shares issued upon conversion from other share class(es)	125,619	1,146,614

Shares purchased upon conversion into other share class(es)	(243,665)	(2,197,023)

Net increase (decrease) in shares outstanding	5,953,216	$53,815,950

Year ended August 31, 2023:

Shares sold	14,891,159	$134,365,022

Shares issued in reinvestment of dividends and distributions	1,073,540	9,662,605

Shares purchased	(22,819,707)	(204,948,472)

Net increase (decrease) in shares outstanding before conversion	(6,855,008)	(60,920,845)

Shares issued upon conversion from other share class(es)	907,773	8,258,321

Shares purchased upon conversion into other share class(es)	(147,726)	(1,338,556)

Net increase (decrease) in shares outstanding	(6,094,961)	$(54,001,080)

Class R6

Six months ended February 29, 2024:

Shares sold	1,452,411	$13,174,650

Shares issued in reinvestment of dividends and distributions	108,129	981,041

Shares purchased	(1,295,817)	(11,663,203)

Net increase (decrease) in shares outstanding before conversion	264,723	2,492,488

Shares issued upon conversion from other share class(es)	264,501	2,395,063

Shares purchased upon conversion into other share class(es)	(18,353)	(166,443)

Net increase (decrease) in shares outstanding	510,871	$4,721,108

Share Class	Shares	Amount

Year ended August 31, 2023:

Shares sold	2,476,603	$22,347,207

Shares issued in reinvestment of dividends and distributions	198,110	1,784,647

Shares purchased	(3,213,602)	(28,880,663)

Net increase (decrease) in shares outstanding before conversion	(538,889)	(4,748,809)

Shares issued upon conversion from other share class(es)	64,440	584,669

Shares purchased upon conversion into other share class(es)	(9,883)	(91,110)

Net increase (decrease) in shares outstanding	(484,332)	$(4,255,250)

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	9/29/2023 - 9/26/2024	9/30/2022 – 9/28/2023

Total Commitment	$ 1,200,000,000	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 29, 2024.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

PGIM Muni High Income Fund 55

Notes to Financial Statements (unaudited) (continued)

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s Prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risks: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

PGIM Muni High Income Fund 57

Notes to Financial Statements (unaudited) (continued)

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds. Certain municipal bonds with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. Municipal securities of a particular state are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health epidemics, social unrest and catastrophic natural disasters, such as hurricanes or earthquakes. Many municipal bonds are also subject to prepayment risk, which is the risk that when interest rates fall, issuers may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate. In addition, income from municipal bonds could be declared taxable because of non-compliant conduct of a bond issuer.

10.	Recent Regulatory Developments

Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

PGIM Muni High Income Fund 59

⬛ MAIL 655 Broad Street Newark, NJ 07102	⬛ TELEPHONE (800) 225-1852	⬛ WEBSITE pgim.com/investments

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Andrew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● George Hoyt, Assistant Secretary ● Devan Goolsby, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr &Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Muni High Income Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

 Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM MUNI HIGH INCOME FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PRHAX	PHICX	PHIZX	PHIQX

CUSIP	74440M104	74440M302	74440M401	74440M609

MF133E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 4

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 16, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	April 16, 2024